Unaudited Condensed Consolidated Statements of Changes in Equity	Ordinary shares Cumulative Effect, Period of Adoption, Adjusted Balance HKD ($) shares	Ordinary shares HKD ($) shares	Ordinary shares USD ($) shares	Shares subscription receivables Cumulative Effect, Period of Adoption, Adjusted Balance HKD ($)	Shares subscription receivables HKD ($)	Shares subscription receivables USD ($)	Additional paid-in capital Cumulative Effect, Period of Adoption, Adjusted Balance HKD ($)	Additional paid-in capital HKD ($)	Additional paid-in capital USD ($)	Retained earnings Cumulative Effect, Period of Adoption, Adjusted Balance HKD ($)	Retained earnings HKD ($)	Retained earnings USD ($)	Cumulative Effect, Period of Adoption, Adjusted Balance HKD ($)	HKD ($) shares	USD ($) shares
Balance as of March 31, 2025 (US$) (in Dollars)	$ 120,000	$ 120,000		$ (119,990)	$ (119,990)		$ 14,642,029	$ 14,642,029		$ 40,671,324	$ 41,782,502		$ 55,313,363	$ 56,424,541
Cumulative effect adjustment upon adoption of ASC 326											(1,111,178)			(1,111,178)
Balance at Sep. 30, 2023	$ 120,000	$ 120,000		$ (119,990)	(119,990)		$ 14,642,029	14,642,029		$ 40,671,324	41,782,502		$ 55,313,363	56,424,541
Balance (in Shares) at Sep. 30, 2023 | shares	12,000,000	12,000,000	12,000,000
Net income (loss)											10,123,869			10,123,869
Capital injection from shareholder					119,900			762,688						882,588
Initial public offering, net		$ 12,500						24,286,697						24,299,197
Initial public offering, net (in Shares) | shares		1,250,000	1,250,000
Balance at Mar. 31, 2024		$ 132,500			(90)			39,691,414			50,795,193			90,619,017
Balance (in Shares) at Mar. 31, 2024 | shares		13,250,000	13,250,000
Balance as of March 31, 2025 (US$) (in Dollars)		$ 132,500			(90)			39,691,414			50,795,193			90,619,017
Balance as of March 31, 2025 (US$) (in Dollars)		136,475			(90)			46,260,499			51,324,812			97,721,696
Balance at Sep. 30, 2024		$ 136,475			(90)			46,260,499			51,324,812			$ 97,721,696
Balance (in Shares) at Sep. 30, 2024 | shares		13,647,500	13,647,500											13,647,500	13,647,500
Net income (loss)											(4,527,468)			$ (4,527,468)	$ (582,033)
Receipt of subscription receivables					90									90
Share-based compensation		$ 2,000						2,423,269						2,425,269
Share-based compensation (in Shares) | shares		200,000	200,000
Balance at Mar. 31, 2025		$ 138,475	$ 17,802					48,683,768	$ 6,258,600		46,797,344	$ 6,016,088		$ 95,619,587	$ 12,292,490
Balance (in Shares) at Mar. 31, 2025 | shares		13,847,500	13,847,500
Balance (in Shares) at Mar. 31, 2025 | shares														13,847,500	13,847,500
Balance as of March 31, 2025 (US$) (in Dollars)		$ 138,475	$ 17,802					$ 48,683,768	$ 6,258,600		$ 46,797,344	$ 6,016,088		$ 95,619,587	$ 12,292,490